UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2025 $ / shares shares	Mar. 31, 2025 ¥ / shares shares	Mar. 31, 2024 ¥ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value | (per share)	$ 0.001	¥ 0.0001	¥ 0.0001
Common stock, shares authorized	500,000,000	100,000,000	100,000,000
Common stock, shares issued	1	50,000,000	50,000,000
Common stock, shares outstanding	1	50,000,000	50,000,000